Document And Entity Information	Jan. 17, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 17, 2023
Entity Registrant Name	AMTECH SYSTEMS INC
Entity Central Index Key	0000720500
Entity Emerging Growth Company	false
Securities Act File Number	000-11412
Entity Incorporation, State or Country Code	AZ
Entity Tax Identification Number	86-0411215
Entity Address, Address Line One	131 S. Clark Drive
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85288
City Area Code	(480)
Local Phone Number	967-5146
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ASYS
Security Exchange Name	NASDAQ
Amendment Description	On January 17, 2023, Amtech Systems, Inc., an Arizona corporation (“Amtech” or the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”), which included the announcement of the completion of the Company's acquisition of Entrepix, Inc., an Arizona corporation (“Entrepix”), through a reverse triangular merger resulting in Entrepix becoming a wholly owned subsidiary of the Company (the “Acquisition”). This Current Report on Form 8-K/A (this “Form 8-K/A”) is being filed solely to include the financial statements and exhibits that are required by Item 9.01(a) and Item 9.01(b) of Form 8-K that were excluded from the Initial Form 8-K in reliance on the instructions to such items. Except as provided herein, the disclosures made in the Initial Form 8-K remain unchanged.